Angel Oak Mortgage Trust 2025-4 ABS 15G

Exhibit 99.20

Conditions Report XXX

Loans in Report:	XXX
Loans with Conditions:	XXX

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2025040338	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Compliance	XXX Integrated Disclosure	Satisfied	A	A	A	A	XXX	XXX Not all required seller-paid fees were disclosed on the CD	No	Seller fees listed on Seller CD but not Borrower final CD. As the fees are at least reflected there is no material issue. This exception is informational per XXX Compliance department and XXX XXX revisions. Exception satisfied. Final Grade A.	(No Data)	Exception satisfied, information can be sourced from other documents (Seller CD, XXX statement, etc). Final Grade A.	XXX	Not Applicable	XXX: Credit score exceeds guidelines
Clayton Comments:  Representative credit score is XXX, guidelines require XXX.

XXX: Verified cash reserves exceed guidelines
Clayton Comments:  Borrowers have XXX months of reserves.

2025040338	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	DTI	Satisfied	D	A	D	A	XXX	Missing verification of some or all components of non-subject PITI	No	Missing mortgage statement to confirm the loan for XXX has insurance and tax XXX.	(No Data)	XXX mortgage statement to confirm the loan for XXX has insurance and tax XXX not sent . XXX Received mtg stmt for XXX however no XXX are shown. Please provide taxes and XXX and XXX if applicable. XXX Document provided to cure	(No Data)	Not Applicable	XXX: Credit score exceeds guidelines
Clayton Comments:  Representative credit score is XXX, guidelines require XXX.

XXX: Verified cash reserves exceed guidelines
Clayton Comments:  Borrowers have XXX months of reserves.

2025040338	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Income/Employment	Satisfied	C	A	C	A	XXX	Income docs do not meet guidelines	No	The issuance agreement, schedule of distribution of units, XXX schedule and evidence that XXX for the XXX income were missing from the file. The XXX income was included in qualifying; however, if this documentation is not received the DTI ratio would exceed guidelines.	(No Data)	XXX The issuance agreement, schedule of distribution of units, XXX schedule and evidence that XXX for the XXX income were not sent. Received u/w cert . Please provide documents or provide the applicable exception removing the XXX income. XXX Received evidence that the XXX is XXX and previous XXX schedule. Still need The issuance agreement, schedule of distribution of units. XXX Document provided to cure.	(No Data)	Not Applicable	XXX: Credit score exceeds guidelines
Clayton Comments:  Representative credit score is XXX, guidelines require XXX.

XXX: Verified cash reserves exceed guidelines
Clayton Comments:  Borrowers have XXX months of reserves.

2025040338	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Income/Employment	Satisfied	D	A	D	A	XXX	Income Documentation Missing	No	Missing YTD P&L for XXX.	(No Data)	XXX Document provided to cure.	(No Data)	Not Applicable	XXX: Credit score exceeds guidelines
Clayton Comments:  Representative credit score is XXX, guidelines require XXX.

XXX: Verified cash reserves exceed guidelines
Clayton Comments:  Borrowers have XXX months of reserves.

2025040338	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Terms/Guidelines	Satisfied	C	A	C	A	XXX	Loan documents do not meet guideline requirements	No	The XXX and XXX XXX and XXX tax returns were not signed by the borrowers.	(No Data)	XXX Received signature pages for XXX returns for XXX and XXX. Still need XXX tax returns signed for XXX and XXX. XXX Received XXX,. Still need signed XXX returns for XXX and XXX. XXX Document provided to cure.	(No Data)	Not Applicable	XXX: Credit score exceeds guidelines
Clayton Comments:  Representative credit score is XXX, guidelines require XXX.

XXX: Verified cash reserves exceed guidelines
Clayton Comments:  Borrowers have XXX months of reserves.

2025040503	XXX	XXX	(No Data)	ATR/QM: Exempt	C	B	C	B	B	B	N/A	N/A	C	B	C	B	B	B	N/A	N/A	Credit	Terms/Guidelines	Satisfied	C	A	C	A	XXX	XXX does not meet guidelines	No	According to the underwriting guidelines, when an loan is XXX in an entity, the XXX or XXX and cert of good standing is required. In this case, the documents are missing from the file.	(No Data)	XXX Document provided to cure.	(No Data)	Not Applicable	XXX: Verified cash reserves exceed guidelines Clayton Comments: XXX months of cash reserves.
2025040503	XXX	XXX	(No Data)	ATR/QM: Exempt	C	B	C	B	B	B	N/A	N/A	C	B	C	B	B	B	N/A	N/A	Credit	Terms/Guidelines	Waived	C	B	C	B	XXX	Borrower does not meet guideline requirements	No	According to the underwriting guidelines, a minimum DSCR of XXX is required for the XXX. In this case, the loan has a DSCR of XXX which does not meet the guideline requirement.	(No Data)	XXX Exception approval provided.	(No Data)	Not Applicable	XXX: Verified cash reserves exceed guidelines Clayton Comments: XXX months of cash reserves.
2025040503	XXX	XXX	(No Data)	ATR/QM: Exempt	C	B	C	B	B	B	N/A	N/A	C	B	C	B	B	B	N/A	N/A	Property Valuations	XXX	Waived	B	B	B	B	XXX	XXX, Subseq inspect prior to Disaster (XXX)	No	XXX, Subseq inspect prior to We are working on it.. soon once completed I will share report. both are working radiation report (XXX)	(No Data)	XXX Report provided.	(No Data)	Not Applicable	XXX: Verified cash reserves exceed guidelines Clayton Comments: XXX months of cash reserves.
2025040514	XXX	XXX	(No Data)	ATR/QM: Exempt	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	Credit	Terms/Guidelines	Waived	C	B	C	B	XXX	Loan parameters do not meet guidelines	No	DSCR is calculated as .XXX%. Minimum per matrix is .XXX%	(No Data)	XXX: XXX accepts the exception with comp factors.	(No Data)	Not Applicable	XXX: Credit score exceeds guidelines
Clayton Comments:  Guidelines require min score of XXX. Mid representative fico score is XXX.

XXX: Verified cash reserves exceed guidelines
Clayton Comments:  Guidelines require XXX months reserves ($XXX). Total reserves verified in the amount of $XXX (XXX months).

2025040514	XXX	XXX	(No Data)	ATR/QM: Exempt	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	Property Valuations	XXX	Waived	B	B	B	B	XXX	XXX , Subseq inspect prior to Disaster (XXX)	No	Appraisal effective date is listed as XXX. XXX declaration date is listed as XXX with an effective date of XXX. Closing date is listed as XXX.	(No Data)	XXX assistance available. Waived per XXX	(No Data)	Not Applicable	XXX: Credit score exceeds guidelines
Clayton Comments:  Guidelines require min score of XXX. Mid representative fico score is XXX.

XXX: Verified cash reserves exceed guidelines
Clayton Comments:  Guidelines require XXX months reserves ($XXX). Total reserves verified in the amount of $XXX (XXX months).